Fair Values of Assets and Liabilities	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Values of Assets and Liabilities

Note 17: Fair Values of Assets and Liabilities
We use fair value measurements to record fair value adjustments to certain assets and liabilities and to determine fair value disclosures. Assets and liabilities recorded at fair value on a recurring basis, such as derivatives, residential MSRs, and trading or AFS debt securities, are presented in Table 17.1 in this Note. Additionally, from time to time, we record fair value adjustments on a nonrecurring basis. These nonrecurring adjustments typically involve application of LOCOM accounting, write-downs of individual assets or application of the measurement alternative for nonmarketable equity securities. Assets recorded at fair value on a nonrecurring basis are presented in Table 17.4 in this Note. We provide in Table 17.8 estimates of fair value for financial instruments that are not recorded at fair value, such as loans and debt liabilities carried at amortized cost.

FAIR VALUE HIERARCHY We classify our assets and liabilities recorded at fair value as either Level 1, 2, or 3 in the fair value hierarchy. The highest priority (Level 1) is assigned to valuations based on unadjusted quoted prices in active markets and the lowest priority (Level 3) is assigned to valuations based on significant unobservable inputs. See Note 1 (Summary of Significant Accounting Policies) for a detailed description of the fair value hierarchy.
In the determination of the classification of financial instruments in Level 2 or Level 3 of the fair value hierarchy, we consider all available information, including observable market data, indications of market liquidity and orderliness, and our understanding of the valuation techniques and significant inputs used. This determination is ultimately based upon the specific facts and circumstances of each instrument or instrument category and judgments are made regarding the significance of the unobservable inputs to the instruments’ fair value measurement in its entirety. If unobservable inputs are considered significant, the instrument is classified as Level 3.
We do not classify nonmarketable equity securities in the fair value hierarchy if we use the non-published net asset value (NAV) per share (or its equivalent) as a practical expedient to measure fair value. Marketable equity securities with published NAVs are classified in the fair value hierarchy.

Assets
TRADING DEBT SECURITIES Trading debt securities are recorded at fair value on a recurring basis. These securities are valued using internal trader prices that are subject to price verification procedures, which includes comparing against multiple independent pricing sources, including prices obtained from third-party pricing services. These services compile prices from various sources and may apply matrix pricing for similar securities when no price is observable. We review pricing methodologies provided by pricing services to determine if observable market information is being used versus unobservable inputs. When evaluating the appropriateness of an internal trader price, compared with pricing service prices, considerations include the range and quality of pricing service prices in addition to observable trade data. Pricing service prices are used to ensure the reasonableness of a trader price; however, valuing financial instruments involves judgments acquired from knowledge of a particular market. If a trader asserts that a third-party pricing service price is not reflective of fair value, justification for using the trader price, including recent sales activity where possible, must be provided to and approved by the appropriate levels of management. Substantially all of our trading debt securities are recorded using internal trader prices.

AVAILABLE-FOR-SALE DEBT SECURITIES  AFS debt securities are recorded at fair value on a recurring basis. Fair value measurement for AFS debt securities is based upon various sources of market pricing. Where available, we use quoted prices in active markets. When instruments are traded in secondary markets and quoted prices in active markets do not exist for such securities, we use prices obtained from third-party pricing services and, to a lesser extent, may use prices obtained from independent broker-dealers (brokers), collectively vendor prices. Substantially all of our AFS debt securities are recorded using vendor prices. See the “Level 3 Asset and Liability Valuation Processes – Vendor Developed Valuations” section in this Note for additional discussion of our processes when using vendor prices to record fair value of AFS debt securities, which includes those classified as Level 2 or Level 3 within the fair value hierarchy.
When vendor prices are deemed inappropriate, they may be adjusted based on other market data or internal models. We also use internal models when no vendor prices are available. Internal models use discounted cash flow techniques or market comparable pricing techniques.
LOANS HELD FOR SALE (LHFS) LHFS generally includes commercial and residential mortgages originated for sale in the securitization or whole loan market. A majority of residential LHFS and our portfolio of commercial LHFS in our trading business are recorded at fair value on a recurring basis. The remaining LHFS are held at LOCOM which may be written down to fair value on a nonrecurring basis. Fair value for LHFS that are not part of our trading business is based on quoted market prices, where available, or the prices for other mortgage whole loans with similar characteristics. We may use securitization prices that are adjusted for typical securitization activities including servicing value, portfolio composition, market conditions and liquidity. Fair value for LHFS in our trading business is based on pending transactions when available. Where market pricing data or pending transactions are not available, we use a discounted cash flow model to estimate fair value.

LOANS Although loans are recorded at amortized cost, we record nonrecurring fair value adjustments to reflect partial write-downs that are based on the observable market price of the loan or current appraised value of the collateral.

MORTGAGE SERVICING RIGHTS (MSRs) Residential MSRs are carried at fair value on a recurring basis. Commercial MSRs are carried at LOCOM and may be written down to fair value on a nonrecurring basis. MSRs do not trade in an active market with readily observable prices. We determine the fair value of MSRs using a valuation model that estimates the present value of expected future net servicing income. The model incorporates assumptions that market participants use in estimating future net servicing income cash flows, including estimates of prepayment speeds (including housing price volatility for residential MSRs), discount rates, default rates, cost to service (including delinquency and foreclosure costs), escrow account earnings, contractual servicing fee income, ancillary income and late fees.

DERIVATIVES  Derivatives are recorded at fair value on a recurring basis. The fair value of substantially all exchange-traded derivatives, which include certain equity option contracts, are measured using available quoted market prices. The fair value of non-exchange-traded derivatives, which predominantly relate to derivatives traded in over-the-counter (OTC) markets, are measured using internal valuation techniques, as quoted market prices are not always readily available. Valuation techniques and inputs to internally-developed models depend on the type of derivative and nature of the underlying rate, price or index upon which the value of the derivative is based. Key inputs can include yield curves, credit curves, foreign exchange rates, prepayment rates, volatility measurements and correlation of certain of these inputs.

EQUITY SECURITIES Marketable equity securities and certain nonmarketable equity securities that we have elected to account for at fair value are recorded at fair value on a recurring basis. Our remaining nonmarketable equity securities are accounted for using the equity method, cost method or measurement alternative and can be subject to nonrecurring fair value adjustments to record impairment. Additionally, the carrying value of equity securities accounted for under the measurement alternative is also remeasured to fair value upon the occurrence of orderly observable transactions of the same or similar securities of the same issuer.
We use quoted prices to determine the fair value of marketable equity securities, as the securities are publicly traded. Quoted prices are typically not available for nonmarketable equity securities. We therefore use other methods, generally market comparable pricing techniques, to determine fair value for such securities. We use all available information in making this determination, which includes observable transaction prices for the same or similar security, prices from third-party pricing services, broker quotes, trading multiples of comparable public companies, and discounted cash flow models. Where appropriate, we make adjustments to observed market data to reflect the comparative differences between the market data and the attributes of our equity security, such as differences with public companies and other investment-specific considerations like liquidity, marketability or differences in terms of the instruments.

FORECLOSED ASSETS  Foreclosed assets are carried at net realizable value, which represents fair value less costs to sell. Fair value is generally based upon independent market prices or appraised values of the collateral.

Liabilities
SHORT-SALE TRADING LIABILITIES  Short-sale trading liabilities in our trading business are recorded at fair value on a recurring basis and are measured using quoted prices in active markets, where available. When quoted prices for the same instruments are not available or markets are not active, fair values are estimated using recent trades of similar securities.
Level 3 Asset and Liability Valuation Processes
We generally determine fair value of our Level 3 assets and liabilities by using internally-developed models and, to a lesser extent, prices obtained from vendors. Our valuation processes vary depending on which approach is utilized.

INTERNAL MODEL VALUATIONS  Certain Level 3 fair value estimates are based on internally-developed models, such as discounted cash flow or market comparable pricing techniques. Some of the inputs used in these valuations are unobservable. Unobservable inputs are generally derived from or can be correlated to historic performance of similar portfolios or previous market trades in similar instruments where particular unobservable inputs may be implied. We attempt to correlate each unobservable input to historical experience and other third-party data where available.
Internal valuation models are subject to review prescribed within our model risk management policies and procedures, which include model validation. Model validation helps ensure our models are appropriate for their intended use and appropriate controls exist to help mitigate risk of invalid valuations. Model validation assesses the adequacy and appropriateness of our models, including reviewing its key components, such as inputs, processing components, logic or theory, output results and supporting model documentation. Validation also includes ensuring significant unobservable model inputs are appropriate given observable market transactions or other market data within the same or similar asset classes.
We also have ongoing monitoring procedures in place for our Level 3 assets and liabilities that use internal valuation models. These procedures, which are designed to provide reasonable assurance that models continue to perform as expected, include:
•ongoing analysis and benchmarking to market transactions and other independent market data (including pricing vendors, if available);
•back-testing of modeled fair values to actual realized transactions; and
•review of modeled valuation results against expectations, including review of significant or unusual fluctuations in value.

We update model inputs and methodologies periodically to reflect these monitoring procedures. Additionally, existing models are subject to periodic reviews and we perform full model revalidations as necessary.
Internal valuation models are subject to ongoing review by the appropriate principal line of business or enterprise function and monitoring oversight by Independent Risk Management. Independent Risk Management, through its Model Risk function, provides independent oversight of model risk management, and its responsibilities include governance, validation, periodic review, and monitoring of model risk across the Company and providing periodic reports to management and the Board’s Risk Committee.

VENDOR-DEVELOPED VALUATIONS  We routinely obtain pricing from third-party vendors to value our assets or liabilities. In certain limited circumstances, this includes assets and liabilities that we classify as Level 3. We have processes in place to approve and periodically review third-party vendors to ensure information obtained and valuation techniques used are appropriate. This review may consist of, among other things, obtaining and evaluating control reports issued and pricing methodology materials distributed. We monitor and review vendor prices on an ongoing basis to ensure the fair values are reasonable and in line with market experience in similar asset classes. While the inputs used to determine fair value are not provided by the pricing vendors, and therefore unavailable for our review, we perform one or more of the following procedures to validate the pricing information and determine appropriate classification within the fair value hierarchy:
•comparison to other pricing vendors (if available);
•variance analysis of prices;
•corroboration of pricing by reference to other independent market data, such as market transactions and relevant benchmark indices;
•review of pricing by Company personnel familiar with market liquidity and other market-related conditions; and
•investigation of prices on a specific instrument-by-instrument basis.

Assets and Liabilities Recorded at Fair Value on a Recurring Basis
Table 17.1 presents the balances of assets and liabilities recorded at fair value on a recurring basis.
Table 17.1: Fair Value on a Recurring Basis

	December 31, 2020				December 31, 2019
(in millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Trading debt securities:
Securities of U.S. Treasury and federal agencies	$32,060	3,197	—	35,257	32,335	4,382	—	36,717
Collateralized loan obligations	—	534	148	682	—	555	183	738
Corporate debt securities	—	10,696	13	10,709	—	11,006	38	11,044
Federal agency mortgage-backed securities	—	23,549	—	23,549	—	26,458	—	26,458
Non-agency mortgage-backed securities	—	1,039	12	1,051	—	1,254	—	1,254
Other debt securities	—	3,847	—	3,847	—	3,520	2	3,522
Total trading debt securities	32,060	42,862	173	75,095	32,335	47,175	223	79,733
Available-for-sale debt securities:
Securities of U.S. Treasury and federal agencies	22,159	—	—	22,159	13,460	1,500	—	14,960
Non-U.S. government securities	—	16,813	—	16,813	—	—	—	—
Securities of U.S. states and political subdivisions	—	19,182	224	19,406	—	39,924	413	40,337
Federal agency mortgage-backed securities	—	139,070	—	139,070	—	162,453	—	162,453
Non-agency mortgage-backed securities	—	3,697	32	3,729	—	4,719	42	4,761
Collateralized loan obligations	—	9,018	—	9,018	—	29,055	—	29,055
Other debt securities	38	7,421	2,738	10,197	37	10,746	1,110	11,893
Total available-for-sale debt securities	22,197	195,201	2,994	220,392	13,497	248,397	1,565	263,459
Loans held for sale	—	17,572	1,234	18,806	—	16,364	1,214	17,578
Mortgage servicing rights (residential)	—	—	6,125	6,125	—	—	11,517	11,517
Derivative assets (gross):
Interest rate contracts	11	35,590	462	36,063	26	23,792	229	24,047
Commodity contracts	—	1,997	39	2,036	—	1,413	8	1,421
Equity contracts	4,888	12,384	1,613	18,885	2,946	4,135	1,455	8,536
Foreign exchange contracts	19	8,573	11	8,603	12	5,197	5	5,214
Credit contracts	—	45	50	95	—	49	59	108
Total derivative assets (gross)	4,918	58,589	2,175	65,682	2,984	34,586	1,756	39,326
Equity securities:
Marketable	23,995	596	5	24,596	33,702	216	3	33,921
Nonmarketable (1)	10	21	9,228	9,259	—	22	7,847	7,869
Total equity securities	24,005	617	9,233	33,855	33,702	238	7,850	41,790
Total assets prior to derivative netting	$83,180	314,841	21,934	419,955	82,518	346,760	24,125	453,403
Derivative netting (2)				(39,836)				(25,123)
Total assets after derivative netting				380,119				428,280
Derivative liabilities (gross):
Interest rate contracts	$(27)	(26,259)	(16)	(26,302)	$(23)	(19,328)	(15)	(19,366)
Commodity contracts	—	(1,503)	(40)	(1,543)	—	(1,746)	(24)	(1,770)
Equity contracts	(4,860)	(15,219)	(1,927)	(22,006)	(2,011)	(6,729)	(1,724)	(10,464)
Foreign exchange contracts	(10)	(8,134)	(12)	(8,156)	(11)	(6,213)	(23)	(6,247)
Credit contracts	—	(49)	(9)	(58)	—	(53)	(30)	(83)
Total derivative liabilities (gross)	(4,897)	(51,164)	(2,004)	(58,065)	(2,045)	(34,069)	(1,816)	(37,930)
Short-sale trading liabilities	(15,292)	(7,149)	—	(22,441)	(11,482)	(5,948)	—	(17,430)
Total liabilities prior to derivative netting	$(20,189)	(58,313)	(2,004)	(80,506)	(13,527)	(40,017)	(1,816)	(55,360)
Derivative netting (2)				41,556				28,851
Total liabilities after derivative netting				(38,950)				(26,509)
(1)Excludes $154 million and $146 million of nonmarketable equity securities as of December 31, 2020 and 2019, respectively, that are measured at fair value using non-published NAV per share (or its equivalent) as a practical expedient that are not classified in the fair value hierarchy.
(2)Represents balance sheet netting of derivative asset and liability balances, related cash collateral and portfolio level counterparty valuation adjustments. See Note 16 (Derivatives) for additional information.
Level 3 Assets and Liabilities Recorded at Fair Value on a Recurring Basis
Table 17.2 presents the changes in Level 3 assets and liabilities measured at fair value on a recurring basis.

Table 17.2: Changes in Level 3 Fair Value Assets and Liabilities on a Recurring Basis

									Net unrealized gains (losses) related to assets and liabilities held at period end
(in millions)	Balance, beginning of period	Net gains/(losses) (1)	Purchases (2)	Sales	Settlements	Transfers into Level 3 (3)	Transfers out of Level 3 (4)	Balance, end of period		(5)
Year ended December 31, 2020
Trading debt securities	$223	(53)	600	(589)	(12)	115	(111)	173	(36)	(6)
Available-for-sale debt securities	1,565	(34)	43	(68)	(263)	2,255	(504)	2,994	1	(6)
Loans held for sale	1,214	(96)	1,312	(586)	(323)	1,927	(2,214)	1,234	(38)	(6)
Mortgage servicing rights (residential) (8)	11,517	(7,068)	1,707	(32)	1	—	—	6,125	(4,693)	(7)
Net derivative assets and liabilities:
Interest rate contracts	214	2,074	—	—	(1,842)	—	—	446	334
Equity contracts	(269)	(316)	—	—	298	(22)	(5)	(314)	(19)
Other derivative contracts	(5)	(63)	8	3	73	22	1	39	11
Total derivative contracts	(60)	1,695	8	3	(1,471)	—	(4)	171	326	(9)
Equity securities	$7,850	1,369	2	—	—	23	(11)	9,233	1,370	(6)
Year ended December 31, 2019
Trading debt securities	$290	(31)	391	(385)	(34)	1	(9)	223	(31)	(6)
Available-for-sale debt securities	2,044	(6)	475	(9)	(743)	6	(202)	1,565	(4)	(6)
Loans held for sale	1,057	56	356	(237)	(263)	354	(109)	1,214	51	(6)
Mortgage servicing rights (residential) (8)	14,649	(4,779)	1,933	(286)	—	—	—	11,517	(2,569)	(7)
Net derivative assets and liabilities:
Interest rate contracts	25	585	—	—	(396)	—	—	214	249
Equity contracts	(17)	(571)	—	—	292	6	21	(269)	(186)
Other derivative contracts	13	(176)	13	(12)	132	2	23	(5)	12
Total derivative contracts	21	(162)	13	(12)	28	8	44	(60)	75	(9)
Equity securities	$5,468	2,383	—	(1)	—	12	(12)	7,850	2,386	(6)
Year ended December 31, 2018
Trading debt securities	$407	(16)	428	(352)	(161)	—	(16)	290	(15)	(6)
Available-for-sale debt securities	2,994	71	364	(167)	(874)	—	(344)	2,044	(4)	(6)
Loans held for sale	1,012	(25)	444	(360)	(156)	152	(10)	1,057	(21)	(6)
Mortgage servicing rights (residential) (8)	13,625	(915)	2,010	(71)	—	—	—	14,649	960	(7)
Net derivative assets and liabilities:
Interest rate contracts	71	(397)	—	—	351	—	—	25	(42)
Equity contracts	(511)	(108)	3	(37)	556	(1)	81	(17)	(169)
Other derivative contracts	62	(34)	12	(7)	(13)	(7)	—	13	(28)
Total derivative contracts	(378)	(539)	15	(44)	894	(8)	81	21	(239)	(9)
Equity securities	$5,203	703	—	(51)	(399)	16	(4)	5,468	642	(6)
(1)Includes net gains (losses) included in both net income and other comprehensive income. All amounts represent net gains (losses) included in net income except for $0 million, $(40) million, and $(18) million included in other comprehensive income from available-for-sale debt securities for the years ended December 31, 2020, 2019 and 2018, respectively.
(2)Includes originations of mortgage servicing rights and loans held for sale.
(3)All assets and liabilities transferred into Level 3 were previously classified within Level 2.
(4)All assets and liabilities transferred out of Level 3 are classified as Level 2, except for $153 million of available-for-sale debt securities that were transferred to loans during third quarter 2019.
(5)Includes net unrealized gains (losses) related to assets and liabilities held at period end included in both net income and other comprehensive income. All amounts represent net unrealized gains (losses) included in net income except for $57 million included in other comprehensive income from available-for-sale debt securities for the year ended December 31, 2020.
(6)Included in net gains on trading and securities in the consolidated statement of income.
(7)Included in mortgage banking income and other noninterest income in the consolidated statement of income.
(8)For more information on the changes in mortgage servicing rights, see Note 9 (Mortgage Banking Activities).
(9)Included in mortgage banking income, net gains on trading and securities, and other noninterest income in the consolidated statement of income.
Table 17.3 provides quantitative information about the valuation techniques and significant unobservable inputs used in the valuation of our Level 3 assets and liabilities measured at fair value on a recurring basis for which we use an internal model.
The significant unobservable inputs for Level 3 assets and liabilities inherent in the fair values obtained from third-party vendors are not included in the table, as the specific inputs applied are not provided by the vendor (see discussion in the “Level 3 Asset and Liability Valuation Processes” section within this Note regarding vendor-developed valuations).
Weighted averages of inputs are calculated using outstanding unpaid principal balance for cash instruments, such as loans and securities, and notional amounts for derivative instruments.
Table 17.3: Valuation Techniques – Recurring Basis

($ in millions, except cost to service amounts)	Fair Value Level 3		Valuation Technique(s)	Significant Unobservable Inputs	Range of Inputs				Weighted Average
December 31, 2020
Trading and available-for-sale debt securities	$2,126		Discounted cash flow	Discount rate	0.4	-	14.7%		3.6
	759		Vendor priced
	173		Market comparable pricing	Comparability adjustment	(39.8)	-	0.3		(8.4)
	109		Market comparable pricing	Multiples	7.2x	-	12.1x		8.0x
Loans held for sale	1,234		Discounted cash flow	Default rate	0.0	-	31.6%		1.7
				Discount rate	1.3	-	12.0		4.5
				Loss severity	0.0	-	32.3		18.4
				Prepayment rate	8.3	-	23.6		15.1
Mortgage servicing rights (residential)	6,125		Discounted cash flow	Cost to service per loan (1)	$63	-	712		130
				Discount rate	4.9	-	8.3%		5.8
				Prepayment rate (2)	14.3	-	22.8		19.9
Net derivative assets and (liabilities):
Interest rate contracts	206		Discounted cash flow	Default rate	0.0	-	6.0		1.7
				Loss severity	50.0	-	50.0		50.0
				Prepayment rate	2.8	-	22.0		18.2
Interest rate contracts: derivative loan commitments	240		Discounted cash flow	Fall-out factor	1.0	-	99.0		28.8
				Initial-value servicing	(51.6)	-	268.0	bps	65.5
Equity contracts	220		Discounted cash flow	Conversion factor	(8.6)	-	0.0%		(8.2)
				Weighted average life	0.5	-	2.0	yrs	1.0
	(534)		Option model	Correlation factor	(77.0)	-	99.0%		24.8
				Volatility factor	6.5	-	96.6		26.4
Nonmarketable equity securities	9,228		Market comparable pricing	Comparability adjustment	(20.3)	-	(3.2)		(13.8)

Insignificant Level 3 assets, net of liabilities	44
Total Level 3 assets, net of liabilities	$19,930	(3)
December 31, 2019
Trading and available-for-sale debt securities	$693		Discounted cash flow	Discount rate	1.3		14.9%		6.6
	852		Vendor priced
	243		Market comparable pricing	Comparability adjustment	(19.7)		19.2		0.5
Loans held for sale	1,214		Discounted cash flow	Default rate	0.0		15.5		0.7
				Discount rate	3.0		5.6		4.5
				Loss severity	0.0		43.5		21.7
				Prepayment rate	5.7		15.4		7.8
Mortgage servicing rights (residential)	11,517		Discounted cash flow	Cost to service per loan (1)	$61		495		102
				Discount rate	6.0		13.6%		7.2
				Prepayment rate (2)	9.6		24.4		11.9
Net derivative assets and (liabilities):
Interest rate contracts	146		Discounted cash flow	Default rate	0.0		5.0		1.7
				Loss severity	50.0		50.0		50.0
				Prepayment rate	2.8		25.0		15.0
Interest rate contracts: derivative loan commitments	68		Discounted cash flow	Fall-out factor	1.0		99.0		16.7
				Initial-value servicing	(32.2)		149.0	bps	36.4
Equity contracts	147		Discounted cash flow	Conversion factor	(8.8)		0.0%		(7.7)
				Weighted average life	0.5		3.0	yrs	1.5
	(416)		Option model	Correlation factor	(77.0)		99.0%		23.8
				Volatility factor	6.8		100.0		18.7
Nonmarketable equity securities	7,847		Market comparable pricing	Comparability adjustment	(20.2)		(4.2)		(14.6)

Insignificant Level 3 assets, net of liabilities	(2)
Total Level 3 assets, net of liabilities	$22,309	(3)
(1)The high end of the range of inputs is for servicing modified loans. For non-modified loans the range is $63 - $252 at December 31, 2020, and $61 - $231 at December 31, 2019.
(2)Includes a blend of prepayment speeds and expected defaults. Prepayment speeds are influenced by mortgage interest rates as well as our estimation of drivers of borrower behavior.
(3)Consists of total Level 3 assets of $21.9 billion and $24.1 billion and total Level 3 liabilities of $2.0 billion and $1.8 billion, before netting of derivative balances, at December 31, 2020 and 2019, respectively.
The internal valuation techniques used for our Level 3 assets and liabilities, as presented in Table 17.3, are described as follows:
•Discounted cash flow – Discounted cash flow valuation techniques generally consist of developing an estimate of future cash flows that are expected to occur over the life of an instrument and then discounting those cash flows at a rate of return that results in the fair value amount.
•Market comparable pricing – Market comparable pricing valuation techniques are used to determine the fair value of certain instruments by incorporating known inputs, such as recent transaction prices, pending transactions, financial metrics of comparable companies, or prices of other similar investments that require significant adjustment to reflect differences in instrument characteristics.
•Option model – Option model valuation techniques are generally used for instruments in which the holder has a contingent right or obligation based on the occurrence of a future event, such as the price of a referenced asset going above or below a predetermined strike price. Option models estimate the likelihood of the specified event occurring by incorporating assumptions such as volatility estimates, price of the underlying instrument and expected rate of return.

The unobservable inputs presented in the previous tables are those we consider significant to the fair value of the Level 3 asset or liability. We consider unobservable inputs to be significant if by their exclusion the fair value of the Level 3 asset or liability would be impacted by a predetermined percentage change. We also consider qualitative factors, such as nature of the instrument, type of valuation technique used, and the significance of the unobservable inputs relative to other inputs used within the valuation. Following is a description of the significant unobservable inputs provided in the table.
•Comparability adjustment – is an adjustment made to observed market data, such as a transaction price to reflect dissimilarities in underlying collateral, issuer, rating, or other factors used within a market valuation approach, expressed as a percentage of an observed price.
•Conversion Factor – is the risk-adjusted rate in which a particular instrument may be exchanged for another instrument upon settlement, expressed as a percentage change from a specified rate.
•Correlation factor – is the likelihood of one instrument changing in price relative to another based on an established relationship expressed as a percentage of relative change in price over a period over time.
•Cost to service – is the expected cost per loan of servicing a portfolio of loans, which includes estimates for unreimbursed expenses (including delinquency and foreclosure costs) that may occur as a result of servicing such loan portfolios.
•Default rate – is an estimate of the likelihood of not collecting contractual amounts owed expressed as a constant default rate (CDR).
•Discount rate – is a rate of return used to calculate the present value of the future expected cash flow to arrive at the fair value of an instrument. The discount rate consists of a benchmark rate component and a risk premium component. The benchmark rate component, for example, OIS, London Interbank Offered Rate (LIBOR) or U.S. Treasury rates, is generally observable within the market and is necessary to appropriately reflect the time value of money. The risk premium component reflects the amount of compensation market participants require due to the uncertainty inherent in the instruments’ cash flows resulting from risks such as credit and liquidity.
•Fall-out factor – is the expected percentage of loans associated with our interest rate lock commitment portfolio that are likely of not funding.
•Initial-value servicing – is the estimated value of the underlying loan, including the value attributable to the embedded servicing right, expressed in basis points of outstanding unpaid principal balance.
•Loss severity – is the estimated percentage of contractual cash flows lost in the event of a default.
•Multiples – are financial ratios of comparable public companies, such as ratios of enterprise value or market value of equity to earnings before interest, depreciation, and amortization (EBITDA), revenue, net income or book value, adjusted to reflect dissimilarities in operational, financial, or marketability to the comparable public company used in a market valuation approach.
•Prepayment rate – is the estimated rate at which forecasted prepayments of principal of the related loan or debt instrument are expected to occur, expressed as a constant prepayment rate (CPR).
•Volatility factor – is the extent of change in price an item is estimated to fluctuate over a specified period of time expressed as a percentage of relative change in price over a period over time.
•Weighted average life – is the weighted average number of years an investment is expected to remain outstanding based on its expected cash flows reflecting the estimated date the issuer will call or extend the maturity of the instrument or otherwise reflecting an estimate of the timing of an instrument’s cash flows whose timing is not contractually fixed.

Interrelationships and Uncertainty of Inputs Used in Recurring Level 3 Fair Value Measurements
Usage of the valuation techniques presented in Table 17.3 requires determination of relevant inputs and assumptions, some of which represent significant unobservable inputs. Accordingly, changes in these unobservable inputs may have a significant impact on fair value.
Certain of these unobservable inputs will (in isolation) have a directionally consistent impact on the fair value of the instrument for a given change in that input. Alternatively, the fair value of the instrument may move in an opposite direction for a given change in another input. Where multiple inputs are used within the valuation technique of an asset or liability, a change in one input in a certain direction may be offset by an opposite change in another input having a potentially muted impact to the overall fair value of that particular instrument. Additionally, a change in one unobservable input may result in a change to another unobservable input (that is, changes in certain inputs are interrelated to one another), which may counteract or magnify the fair value impact.

DEBT SECURITIES AND LOANS HELD FOR SALE  The internal models used to determine fair value for these Level 3 instruments use certain significant unobservable inputs within a discounted cash flow or market comparable pricing valuation technique. Such inputs include discount rate, prepayment rate, default rate, loss severity, multiples, and comparability adjustment.
These Level 3 assets would decrease (increase) in value based upon an increase (decrease) in discount rate, default rate or loss severity inputs and would generally decrease (increase) in value based upon an increase (decrease) in prepayment rate.
Conversely, these Level 3 assets would increase (decrease) in value based upon an increase (decrease) in multiples. The comparability adjustment input may have a positive or negative impact on fair value depending on the change in fair value of the item the comparability adjustment references.
Generally, a change in the assumption used for default rate is accompanied by a directionally similar change in the risk premium component of the discount rate (specifically, the portion related to credit risk) and a directionally opposite change in the assumption used for prepayment rates. Unobservable inputs for comparability adjustment, multiples, and loss severity do not increase or decrease based on movements in the other significant unobservable inputs for these Level 3 assets.

MORTGAGE SERVICING RIGHTS  The discounted cash flow models used to determine fair value of Level 3 MSRs utilize certain significant unobservable inputs including prepayment rate, discount rate and costs to service. An increase in any of these unobservable inputs will reduce the fair value of the MSRs and alternatively, a decrease in any one of these inputs would result in the MSRs increasing in value. Generally, a change in the assumption used for the default rate is accompanied by a directionally similar change in the assumption used for cost to service and a directionally opposite change in the assumption used for prepayment. The sensitivity of our residential MSRs is discussed further in Note 9 (Mortgage Banking Activities).

DERIVATIVE INSTRUMENTS  Level 3 derivative instruments are valued using market comparable pricing, option pricing and discounted cash flow valuation techniques which use certain unobservable inputs to determine fair value. Such inputs consist of prepayment rate, default rate, loss severity, initial-value servicing, fall-out factor, volatility factor, weighted average life, conversion factor, and correlation factor.
Level 3 derivative assets (liabilities) where we are long the underlying would decrease (increase) in value upon an increase (decrease) in default rate, fall-out factor, conversion factor, or loss severity inputs. Conversely, Level 3 derivative assets (liabilities) would generally increase (decrease) in value upon an increase (decrease) in prepayment rate, initial-value servicing, weighted average life or volatility factor inputs. The inverse of the above relationships would occur for instruments when we are short the underlying. The correlation factor input may have a positive or negative impact on the fair value of derivative instruments depending on the change in fair value of the item the correlation factor references.
Generally, for derivative instruments for which we are subject to changes in the value of the underlying referenced instrument, a change in the assumption used for default rate is accompanied by directionally similar change in the risk premium component of the discount rate (specifically, the portion related to credit risk) and a directionally opposite change in the assumption used for prepayment rates. Unobservable inputs for loss severity, initial-value servicing, fall-out factor, volatility factor, weighted average life, conversion factor, and correlation factor do not increase or decrease based on movements in other significant unobservable inputs for these Level 3 instruments.

NONMARKETABLE EQUITY SECURITIES Level 3 nonmarketable equity securities are valued using a market comparable pricing valuation technique, with a comparability adjustment as the single significant unobservable input. The comparability adjustment input may have a positive or negative impact on fair value depending on the change in fair value of the item the comparability adjustment references.
Assets and Liabilities Recorded at Fair Value on a Nonrecurring Basis
We may be required, from time to time, to measure certain assets at fair value on a nonrecurring basis in accordance with GAAP. These adjustments to fair value usually result from application of LOCOM accounting, write-downs of individual assets or application of the measurement alternative for nonmarketable equity securities.
Table 17.4 provides the fair value hierarchy and fair value at the date of the nonrecurring fair value adjustment for all assets that were still held as of December 31, 2020 and 2019, and for which a nonrecurring fair value adjustment was recorded during the years then ended.
Table 17.5 presents the increase (decrease) in value of certain assets held at the end of the respective reporting periods presented for which a nonrecurring fair value adjustment was recognized during the periods presented.

Table 17.4: Fair Value on a Nonrecurring Basis

	December 31, 2020			December 31, 2019
(in millions)	Level 2	Level 3	Total	Level 2	Level 3	Total
Loans held for sale (1)	2,672	2,945	5,617	2,039	3,803	5,842
Loans:
Commercial	1,385	—	1,385	280	—	280
Consumer	395	—	395	213	1	214
Total loans	1,780	—	1,780	493	1	494
Mortgage servicing rights (commercial)	—	510	510	—	—	—
Nonmarketable equity securities	2,397	790	3,187	1,308	173	1,481
Other assets	1,350	428	1,778	359	27	386
Total assets at fair value on a nonrecurring basis	$8,199	4,673	12,872	4,199	4,004	8,203
(1)Predominantly consists of commercial mortgages and residential mortgage – first lien loans.
Nonmarketable equity securities includes impairment on private equity and venture capital investments and gains or losses under the measurement alternative. Premises and equipment includes the full impairment of certain capitalized software projects. Other assets includes impairments of operating lease ROU assets, valuation losses on foreclosed real estate and other collateral owned, and impairment on private equity and venture capital investments in consolidated portfolio companies.
Table 17.5: Change in Value of Assets with Nonrecurring Fair Value Adjustment

	Year ended December 31,
(in millions)	2020	2019	2018
Loans held for sale	$12	11	(18)
Loans:
Commercial	(754)	(291)	(221)
Consumer	(260)	(207)	(284)
Total loans	(1,014)	(498)	(505)
Mortgage servicing rights (commercial)	(37)	—	—
Nonmarketable equity securities	435	322	265
Premises and equipment	—	(170)	—
Other assets	(469)	(84)	(40)
Total	$(1,073)	(419)	(298)
Table 17.6 provides quantitative information about the valuation techniques and significant unobservable inputs used in the valuation of our Level 3 assets that are measured at fair value on a nonrecurring basis, a significant portion of which use an internal model. The table is limited to financial instruments that had nonrecurring fair value adjustments during the periods presented. Weighted averages of inputs are calculated using outstanding unpaid principal balance for cash instruments, such as loans, and carrying value prior to the nonrecurring fair value measurement for nonmarketable equity securities.

Table 17.6: Valuation Techniques – Nonrecurring Basis

($ in millions)	Fair Value Level 3	Valuation Technique(s) (1)	Significant Unobservable Inputs (1)		Range of Inputs Positive (Negative)			Weighted Average
December 31, 2020
Loans held for sale (2)	$1,628	Discounted cash flow	Default rate	(3)	0.3	—	85.5%	31.5
			Discount rate		0.6	—	11.9	3.0
			Loss severity		0.4	—	45.0	8.1
			Prepayment rate	(4)	8.3	—	100.0	42.5
	1,317	Market comparable pricing	Comparability adjustment		(11.6)	—	(1.8)	(3.1)
Mortgage servicing rights (commercial)	510	Discounted cash flow	Cost to service per loan		$150	—	3,377	2,779
			Discount rate		1.9	—	1.9%	1.9
			Prepayment rate		0.0	—	20.0	5.4
Nonmarketable equity securities (5)	844	Market comparable pricing	Multiples		0.1x	—	10.9x	5.0x
	188	Market comparable pricing	Comparability adjustment		(100.0)	—	(20.0)%	(61.4)
	76	Other	Company risk factor		(100.0)	—	(20.0)	(57.7)
	91	Discounted cash flow	Discount rate		10.0	—	20.0	11.5
			Company risk factor		(62.6)	—	0.0	(30.3)
			Crude oil prices ($/barrel)		$42	—	48	47
			Natural gas prices ($/MMBtu)		2	—	2	2
Insignificant Level 3 assets	19
Total	$4,673
December 31, 2019
Loans held for sale (2)	$3,803	Discounted cash flow	Default rate	(3)	0.3	—	48.3%	4.6
			Discount rate		1.5	—	9.4	4.3
			Loss severity		0.4	—	100.0	23.4
			Prepayment rate	(4)	4.8	—	100.0	23.2
Insignificant Level 3 assets	201
Total	$4,004
(1)Refer to the narrative following Table 17.3 for a definition of the valuation technique(s) and significant unobservable inputs used in the valuation of loans held for sale, mortgage servicing rights, and certain nonmarketable equity securities.
(2)Consists of approximately $2.6 billion and $1.3 billion of government insured/guaranteed loans purchased from GNMA-guaranteed mortgage securitizations at December 31, 2020 and 2019, respectively, and approximately $300 million and $2.5 billion of other mortgage loans that are not government insured/guaranteed at December 31, 2020 and 2019, respectively .
(3)Applies only to non-government insured/guaranteed loans.
(4)Includes the impact on prepayment rate of expected defaults for government insured/guaranteed loans, which impact the frequency and timing of early resolution of loans.
(5)Includes $417 million of private equity and venture capital investments in consolidated portfolio companies classified in other assets on the consolidated balance sheet.
We typically use a market approach to estimate the fair value of our nonmarketable private equity and venture capital investments in portfolio companies. The market approach bases the fair value measurement on market data (for example, use of market comparable pricing techniques) that are used to derive the enterprise value of the portfolio company. Market comparable pricing techniques may include utilization of multiples and recent or anticipated transactions (for example, a financing round, merger, acquisition or bankruptcy) involving the subject portfolio company, or participants in its industry or related industries. Based upon these recent or anticipated transactions, current market conditions and other factors specific to the issuer, we make adjustments to estimate the enterprise value of the portfolio company. As a result of the recent market environment, we also utilized other valuation techniques. These techniques included the use of company risk factors in the estimation of the fair value of certain nonmarketable equity securities. The company risk factors are based upon entity-specific considerations including the debt and liquidity profile, projected cash flow or funding issues as well as other factors that may affect the company’s outlook.
Fair Value Option
The fair value option is an irrevocable election, generally only permitted upon initial recognition of financial assets or liabilities, to measure eligible financial instruments at fair value with changes in fair value reflected in earnings. We may elect the fair value option to align the measurement model with how the financial assets or liabilities are managed or to reduce complexity or accounting asymmetry. Following is a discussion of the portfolios for which we elected the fair value option.

LOANS HELD FOR SALE (LHFS) LHFS measured at fair value include residential mortgage loan originations for which an active secondary market and readily available market prices exist to reliably support our valuations. Loan origination fees on these loans are recorded when earned, and related direct loan origination costs are recognized when incurred. We believe fair value measurement for LHFS, which we economically hedge with derivatives along with our MSRs measured at fair value, reduces certain timing differences and better matches changes in the value of these assets with changes in the value of derivatives used as economic hedges for these assets.
Additionally we purchase loans for market-making purposes to support the buying and selling demands of our customers in our trading business. These loans are generally held for a short period of time and managed within parameters of internally approved market risk limits. Fair value measurement best aligns with our risk management practices. Fair value for these loans is generally determined using readily available market data based on recent transaction prices for similar loans.
Table 17.7 reflects differences between the fair value carrying amount of the assets for which we have elected the fair value option and the contractual aggregate unpaid principal amount at maturity. Nonaccrual loans and loans 90 days or more past due and still accruing included in LHFS which we have elected the fair value option are insignificant at December 31, 2020 and 2019.
Table 17.7: Fair Value Option

	December 31, 2020			December 31, 2019
(in millions)	Fair value carrying amount	Aggregate unpaid principal	Fair value carrying amount less aggregate unpaid principal	Fair value carrying amount	Aggregate unpaid principal	Fair value carrying amount less aggregate unpaid principal
Loans held for sale	$18,806	18,217	589	17,578	17,299	279
The changes in fair value related to initial measurement and subsequent changes in fair value included in earnings for LHFS accounted for under the fair value option were $2.7 billion, $1.1 billion, and $462 million for the years ended December 31, 2020, 2019 and 2018, respectively. Substantially all of these amounts were included in the mortgage banking noninterest income line of the consolidated statement of income. For performing loans, instrument-specific credit risk gains or losses were derived principally by determining the change in fair value of the loans due to changes in the observable or implied credit spread. Credit spread is the market yield on the loans less the relevant risk-free benchmark interest rate. For nonperforming loans, we attribute all changes in fair value to instrument-specific credit risk. Gains and losses attributable to instrument-specific credit risk related to assets accounted for under the fair value option for the years ended December 31, 2020, 2019 and 2018 are insignificant.
Disclosures about Fair Value of Financial Instruments
Table 17.8 presents a summary of fair value estimates for financial instruments that are not carried at fair value on a recurring basis. Some financial instruments are excluded from the scope of this table, such as certain insurance contracts and leases. This table also excludes assets and liabilities that are not financial instruments such as the value of the long-term relationships with our deposit, credit card and trust customers, MSRs, premises and equipment, goodwill and deferred taxes.
Loan commitments, standby letters of credit and commercial and similar letters of credit are not included in
Table 17.8. A reasonable estimate of the fair value of these instruments is the carrying value of deferred fees plus the allowance for unfunded credit commitments, which totaled $1.4 billion and $1.0 billion at December 31, 2020 and 2019, respectively.
The total of the fair value calculations presented does not represent, and should not be construed to represent, the underlying fair value of the Company.

Table 17.8: Fair Value Estimates for Financial Instruments

		Estimated fair value
(in millions)	Carrying amount	Level 1	Level 2	Level 3	Total
December 31, 2020
Financial assets
Cash and due from banks (1)	$28,236	28,236	—	—	28,236
Interest-earning deposits with banks (1)	236,376	236,258	118	—	236,376
Federal funds sold and securities purchased under resale agreements (1)	65,672	—	65,672	—	65,672
Held-to-maturity debt securities	205,720	48,597	162,777	933	212,307
Loans held for sale	17,578	—	14,952	3,419	18,371
Loans, net (2)	853,595	—	56,270	817,827	874,097
Nonmarketable equity securities (cost method)	3,588	—	—	3,632	3,632
Total financial assets	$1,410,765	313,091	299,789	825,811	1,438,691
Financial liabilities
Deposits (3)	$52,807	—	33,321	19,940	53,261
Short-term borrowings	58,999	—	58,999	—	58,999
Long-term debt (4)	212,922	—	219,321	1,381	220,702
Total financial liabilities	$324,728	—	311,641	21,321	332,962
December 31, 2019
Financial assets
Cash and due from banks (1)	$21,757	21,757	—	—	21,757
Interest-earning deposits with banks (1)	119,493	119,257	236	—	119,493
Federal funds sold and securities purchased under resale agreements (1)	102,140	—	102,140	—	102,140
Held-to-maturity debt securities	153,933	46,138	109,933	789	156,860
Loans held for sale	6,741	—	2,944	4,721	7,665
Loans, net (2)	933,042	—	54,125	891,714	945,839
Nonmarketable equity securities (cost method)	4,790	—	—	4,823	4,823
Total financial assets	$1,341,896	187,152	269,378	902,047	1,358,577
Financial liabilities
Deposits (3)	$118,849	—	87,279	31,858	119,137
Short-term borrowings	104,512	—	104,513	—	104,513
Long-term debt (4)	228,159	—	231,332	1,720	233,052
Total financial liabilities	$451,520	—	423,124	33,578	456,702
(1)Amounts consist of financial instruments for which carrying value approximates fair value.
(2)Excludes lease financing with a carrying amount of $15.4 billion and $19.5 billion at December 31, 2020 and 2019, respectively.
(3)Excludes deposit liabilities with no defined or contractual maturity of $1.4 trillion and $1.2 trillion at December 31, 2020 and 2019, respectively.
(4)Excludes capital lease obligations under capital leases of $28 million and $32 million at December 31, 2020 and 2019, respectively.